Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.
Prospectus Date	rr_ProspectusDate	May 01, 2025
Global Infrastructure Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Cohen & Steers Global Infrastructure Fund, Inc.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of Cohen & Steers Global Infrastructure Fund, Inc. (the “Fund”) is total return.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you could pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers open-end mutual funds. More information about these and other discounts is available from your financial intermediary and in “How to Purchase, Exchange and Sell Fund Shares—Purchasing the Class of Fund Shares that is Best for You” in the Fund’s prospectus (the “Prospectus”), in the Appendix to this Prospectus titled “Sales Charge Reductions and Waivers Available Through Certain Intermediaries” (the “Appendix”), and “Reducing the Initial Sales Charge on Class A Shares” in the Fund’s Statement of Additional Information (the “SAI”). If you purchase Class I or Class Z shares through a financial intermediary acting as an agent on behalf of its customers, that financial intermediary may charge you a commission. Such commissions, if any, are not charged by the Fund and are not reflected in the fee table or expense example below. Class F shares are currently not available for purchase.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 110% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	110.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	There is a contingent deferred sales charge (“CDSC”) of 1.00% on purchases of $1 million or more of Class A shares, which applies if redemption occurs within one year from purchase.For Class C shares, the maximum deferred sales charge does not apply after one year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	 You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers open-end mutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the Advisor did not waive its fee and/or reimburse expenses after June 30, 2026 (through June 30, 2026, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming redemption at the end of the period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption at the end of the period
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In making investment decisions with respect to common stocks and other equity securities issued by infrastructure companies, the Advisor and the Fund’s sub-investment advisors, Cohen & Steers Asia Limited and Cohen & Steers UK Limited (the “Subadvisors”), rely on a fundamental analysis of each company. Securities are evaluated for their potential to provide an attractive total return through a combination of current income and capital appreciation. The Advisor and Subadvisors review each company’s potential for success in light of general economic and industry trends, as well as the company’s quality of management, financial condition, business plan, industry and sector market position and dividend payout ratio. The Advisor and Subadvisors utilize a value-oriented approach, and evaluate each company’s valuation on the basis of relative price/cash flow and price/earnings multiples, earnings growth rate, dividend yield, and price/book value, among other metrics. The Fund will not seek to achieve specific environmental, social and governance (“ESG”) outcomes through its portfolio of investments, nor will it pursue an overall impact or sustainable investment strategy. However, the Advisor may incorporate consideration of relevant ESG factors into its investment decision making.Under normal market conditions, the Fund invests at least 80% of its total assets in U.S. and non-U.S. common stocks and other equity securities issued by infrastructure companies, which consist of utilities, pipelines, toll roads, airports, railroads, marine ports, telecommunications companies and other infrastructure companies. These equity securities can consist of: common stocks; rights or warrants to purchase common stocks; securities convertible into common stocks where the conversion feature represents, in the Advisor’s view, a significant element of the securities’ value; preferred stocks; equity units; initial public offerings (“IPOs”) of equity securities; and private investments in public equity (“PIPEs”). The Fund may invest in infrastructure securities that in certain instances are structured as Real Estate Investment Trusts (“REITs”). Under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the Advisor, in which case the Fund would invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S. The Fund will invest in infrastructure companies primarily in developed countries, but may invest in securities of infrastructure companies domiciled in emerging market countries. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products per capita than more developed countries. Accordingly, the Fund will hold securities and instruments denominated in non-U.S. currencies, or sponsored and unsponsored depositary receipts for such securities. Infrastructure companies are companies that derive at least 50% of their revenues from, or have at least 50% of their assets committed to, the management, ownership, operation, construction, development, servicing or financing of assets used in connection with: the generation, production, transmission, sale or distribution of electric energy, natural gas, natural gas liquids (including propane), crude oil, refined petroleum products, coal or other energy sources; the distribution, purification and treatment of water; provision of communications services, including cable television, internet, wireless voice, data services, video services, satellite, microwave, radio, telephone and other communications media; or the provision of transportation services, including toll roads, airports, railroads or marine ports. Infrastructure companies also include companies organized as master limited partnerships (“MLPs”) and their affiliates, and the Fund may invest up to 25% of its total assets in these energy-related MLPs and their affiliates. The Fund may invest up to 20% of its net assets in preferred securities and other fixed-income securities, including preferred stock, hybrid-preferred securities, corporate debt obligations and debt securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund may also invest up to 20% of its net assets in below investment grade securities. A security will be considered to be investment grade if it is rated as such by one nationally recognized statistical rating organization (for example, minimum Baa3 or BBB- by Moody’s Investors Services, Inc. (“Moody’s”) or Standard & Poor’s Ratings Services (“S&P”), respectively) or, if unrated, is judged to be investment grade by the Advisor or a Subadvisor. Below investment grade quality securities, or securities that are unrated but judged to be below investment grade by the Advisor, are commonly referred to as “high yield” or “junk” securities. The Fund has adopted a fundamental policy (which cannot be changed without shareholder approval) whereby the Fund may not invest more than 25% of its net assets in securities of issuers in any one industry, except for securities in infrastructure companies. The Fund may engage in foreign currency transactions, including foreign currency forward contracts, futures contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies. The Fund’s primary use of foreign currency transactions will be to reduce the foreign currency risk inherent in the Fund’s investments.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its total assets in U.S. and non-U.S. common stocks and other equity securities issued by infrastructure companies, which consist of utilities, pipelines, toll roads, airports, railroads, marine ports, telecommunications companies and other infrastructure companies.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. Because Class F shares are currently not available for purchase, and have therefore not commenced investment operations, no performance information is provided for this share class. The table shows how the Fund’s average annual returns compare with the performance of a selected broad-based market index, the MSCI World Index (net), over various time periods. The MSCI World Index (net) is a free-float-adjusted index that measures performance of large- and mid-capitalization companies representing developed market countries and is net of dividend withholding taxes.The Fund previously used the S&P 500 Index as its broad-based market index but changed its broad-based market index to the MSCI World Index (net) in connection with new regulatory requirements. The S&P 500 Index is an unmanaged index of 500 large-capitalization stocks that is frequently used as a general measure of U.S. stock market performance. In addition to the broad-based market index, the table shows performance of the Linked Global Infrastructure Index-Net, which is represented by the UBS Global 50/50 Infrastructure & Utilities Index-Net from June 1, 2008 to March 31, 2015; and the FTSE Global Core Infrastructure 50/50 Net Tax Index thereafter. The UBS Global 50/50 Infrastructure & Utilities Index-Net tracks a 50% exposure to the global developed market utilities sector and a 50% exposure to global developed market infrastructure sector. The index is free-float market-capitalization weighted and reconstituted annually with quarterly rebalances and is net of dividend withholding taxes. The FTSE Global Core Infrastructure 50/50 Net Tax Index is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities and is net of dividend withholding taxes. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors, including pipelines, satellites, and telecommunication towers. The Advisor believes that these indexes, as compared to the broad-based market index, are comprised of securities that are more representative of the Fund’s investment strategy. Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future. Updated performance information, including the Fund’s NAV per share, is available at www.cohenandsteers.com or by calling (800) 330-7348. The bar chart does not reflect the deduction of sales charges imposed on Class A shares; if these amounts were reflected, returns would be less than those shown. Absent any applicable fee waivers and/or expense limitation, performance would have been lower. The table following the bar chart reflects applicable sales charges, if any.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. Because Class F shares are currently not available for purchase, and have therefore not commenced investment operations, no performance information is provided for this share class. The table shows how the Fund’s average annual returns compare with the performance of a selected broad-based market index, the MSCI World Index (net), over various time periods.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because Class F shares are currently not available for purchase, and have therefore not commenced investment operations, no performance information is provided for this share class.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	In addition to the broad-based market index, the table shows performance of the Linked Global Infrastructure Index-Net, which is represented by the UBS Global 50/50 Infrastructure & Utilities Index-Net from June 1, 2008 to March 31, 2015; and the FTSE Global Core Infrastructure 50/50 Net Tax Index thereafter. The UBS Global 50/50 Infrastructure & Utilities Index-Net tracks a 50% exposure to the global developed market utilities sector and a 50% exposure to global developed market infrastructure sector. The index is free-float market-capitalization weighted and reconstituted annually with quarterly rebalances and is net of dividend withholding taxes. The FTSE Global Core Infrastructure 50/50 Net Tax Index is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities and is net of dividend withholding taxes. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors, including pipelines, satellites, and telecommunication towers. The Advisor believes that these indexes, as compared to the broad-based market index, are comprised of securities that are more representative of the Fund’s investment strategy.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 330-7348
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cohenandsteers.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	 Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares <br/>Annual Total Returns(1)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the deduction of sales charges imposed on Class A shares; if these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly return during this period:14.58%quarter endedSeptember 30, 2024Lowest quarterly return during this period:-17.72%quarter endedMarch 31, 2020
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table following the bar chart reflects applicable sales charges, if any.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund previously used the S&P 500 Index as its broad-based market index but changed its broad-based market index to the MSCI World Index (net) in connection with new regulatory requirements.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	 After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	 Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only. After-tax returns for Class C, I, R and Z shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for Class A shares only. After-tax returns for Class C, I, R and Z shares will vary.Class F shares are currently not available for purchase. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Global Infrastructure Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Global Infrastructure Fund | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Global Infrastructure Fund | Investment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investment RiskAn investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Global Infrastructure Fund | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market RiskYour investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.
Global Infrastructure Fund | Common Stock Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Common Stock RiskCommon stocks are subject to special risks. Although common stocks have historically generated higher average returns than fixed-income securities over the long-term, common stocks also have experienced significantly more volatility in returns. Common stocks may be more susceptible to adverse changes in market value due to issuer specific events or general movements in the equities markets. A drop in the stock market may depress the price of common stocks held by the Fund. Common stock prices fluctuate for many reasons, including changes to investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or the occurrence of political or economic events affecting issuers. For example, an adverse event, such as an unfavorable earnings report, may depress the value of common stock in which the Fund has invested; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks held by the Fund. Also, common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. The common stocks in which the Fund will invest are typically subordinated to preferred securities, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and assets, and, therefore, will be subject to greater risk than the preferred securities or debt instruments of such issuers. In addition, common stock prices may be sensitive to rising interest rates as the costs of capital rise and borrowing costs increase.
Global Infrastructure Fund | Infrastructure Companies Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Infrastructure Companies RiskSecurities and instruments of infrastructure companies are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction and improvement programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies may also be affected by or subject to: ●high interest costs in connection with capital construction and improvement programs; ●difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets; ●inexperience with and potential losses resulting from a developing deregulatory environment; ●costs associated with compliance with and changes in environmental and other regulations; ●regulation or adverse actions by various government authorities; ●government regulation of rates charged to customers; ●service interruption due to environmental, operational or other mishaps; ●the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; ●technological innovations that may render existing plants, equipment or products obsolete; and ●general changes in market sentiment towards infrastructure and utilities assets.
Global Infrastructure Fund | Foreign Non US and Emerging Market Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign (Non-U.S.) and Emerging Market Securities RiskRisks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health emergencies (including epidemics and pandemics), and possible imposition of foreign withholding or other taxes on income or proceeds payable on the securities (including trading and tariff arrangements and restrictions, sanctions and cybersecurity attacks). In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Securities of companies in emerging markets may be more volatile than those of companies in more developed markets. Emerging market countries generally have less developed markets, exchanges and economies and, in some countries, less mature governments and governmental institutions. Foreign securities markets and exchanges may be less liquid, more volatile and less subject to governmental supervision than in the United States. Political developments in foreign countries or the United States may at times subject such countries to sanctions from the U.S. government, foreign governments and/or international institutions that could negatively affect a Fund’s investments in issuers located in, doing business in or with assets in such countries. Investing in securities of companies in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of expropriation, nationalization, confiscation, trade sanctions or embargoes, exchange controls, the imposition of restrictions on foreign investment, the lack of hedging instruments, restrictions on repatriation of capital invested or from problems in security registration or settlement and custody. Furthermore, custody practices and regulations abroad may offer less protection to investors, such as the Fund and the Fund may be limited in its ability to enforce contractual rights or obligations. The securities and real estate markets of some emerging market countries have in the past experienced substantial market disruptions and may do so in the future. The economies of many emerging market countries may be heavily dependent on international trade and have thus been, and may continue to be, adversely affected by trade barriers, foreign exchange controls and other protectionist measures imposed or negotiated by the countries with which they wish to trade.
Global Infrastructure Fund | Foreign Currency and Currency Hedging Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Currency and Currency Hedging RiskAlthough the Fund will report its net asset value (“NAV”) and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, the Fund’s investments in foreign securities will be subject to foreign currency risk, which means that the Fund’s NAV could decline solely as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. In particular, Russia’s military invasion of Ukraine has weakened a number of Euro-area currencies and increased volatility of currencies in general. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. The Fund may, but is not required to, engage in various investments that are designed to hedge the Fund’s foreign currency risks, including foreign currency forward contracts, foreign currency futures contracts, put and call options on foreign currencies and foreign currency swaps. Such transactions may reduce returns or increase volatility, perhaps substantially.
Global Infrastructure Fund | Master Limited Partnership Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Master Limited Partnership RiskAn investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or industry sector (for example, the energy sector) or a particular geographic region are subject to risks associated with such industry, sector or region. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
Global Infrastructure Fund | Preferred Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Preferred Securities RiskThere are various risks associated with investing in preferred securities. These risks include deferral and omission of distributions; credit risk; subordination to bonds and other debt securities in a company’s capital structure; interest rate risk; prepayment and extension risk; call, reinvestment and income risk; liquidity risk; limited voting rights; and special redemption rights.
Global Infrastructure Fund | Credit and Below Investment Grade Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit and Below Investment Grade Securities Risk Credit risk is the risk that a security in the Fund’s portfolio will decline in price or the issuer will fail to make dividend, interest or principal payments when due because the issuer of the security experiences a decline in its financial status. Lower-rated securities, or equivalent unrated securities, which are commonly known as “high-yield bonds” or “junk bonds,” generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.
Global Infrastructure Fund | REIT Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	REIT RiskIn addition to the risks of securities linked to the real estate industry, REITs are subject to certain other risks related to their structure and focus. REITs generally are dependent upon management skills and may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law, or (ii) maintain their exemptions from registration under the Investment Company Act of 1940 (the “1940 Act”). The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
Global Infrastructure Fund | Active Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Active Management RiskAs an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Advisor’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
Global Infrastructure Fund | Market Disruption and Geopolitical Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Disruption and Geopolitical Risk Geopolitical events, such as war (including ongoing conflicts in Ukraine and the Middle East), terrorist attacks, natural or environmental disasters (including hurricanes, wildfires and flooding), country instability, public health emergencies (including epidemics and pandemics), market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, have led and may in the future lead to market volatility and may have long-lasting impacts on U.S. and global economies and financial markets. Supply chain disruptions or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies or industries. Events occurring in one region of the world may negatively impact industries and regions that are not otherwise directly impacted by the events. Additionally, those events, as well as other changes in foreign and domestic political and economic conditions, could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, secondary trading, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments. Russia’s military invasion of Ukraine significantly amplified already existing geopolitical tensions. The United States and many other countries have instituted various economic sanctions against Russia, Russian individuals and entities and Belarus. The extent and duration of the military action, sanctions imposed and other punitive actions taken (including any Russian retaliatory responses to such sanctions and actions), and resulting disruptions in Europe and globally cannot be predicted, but could be significant and have a severe adverse effect on the global economy, securities markets and commodities markets globally, including through global supply chain disruptions, increased inflationary pressures and reduced economic activity. Ongoing conflicts in the Middle East could have similar negative impacts. The possibility of a prolonged conflict and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. Systemic risk events in the financial sectors and/or resulting government actions can negatively impact investments held by the Fund. For example, issues with certain regional U.S. banks and other financial institutions in March 2023 raised economic concerns over disruption in the U.S. banking system. These risks also may adversely affect financial intermediaries, such as clearing agencies, clearing houses, banks, securities firms, and exchanges, with which the Fund interacts. There can be no certainty that any actions taken by the U.S. government to strengthen public confidence in the U.S. banking system or financial markets will be effective in mitigating the effects of financial institution failures on the economy and restoring or maintaining public confidence. In addition, raising the U.S. Government debt ceiling has become increasingly politicized. Any failure to increase the total amount that the U.S. Government is authorized to borrow could lead to a default on U.S. Government obligations. A default or a threat of default by the U.S. Government would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Fund’s investments. The strengthening or weakening of the U.S. dollar relative to other currencies may, among other things, adversely affect the Fund’s investments denominated in non-U.S. dollar currencies. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have, and the duration of those effects. The rapid development and increasingly widespread use and regulation of artificial intelligence including machine learning technology and generative artificial intelligence such as ChatGPT (collectively, “AI Technologies”), may pose risks to the Fund. For instance, the rapid advanced development of AI Technologies and efforts to regulate or control its use and advancement may have significant positive or negative impacts on a wide range of different industries and the global economy. It is not possible to predict which companies, sectors, or economies may benefit or be disadvantaged by such developments, or is it possible to determine the full extent of current or future risks related thereto. Some political leaders around the world (including in the U.S. and certain European nations) have been and may be elected on protectionist platforms, raising questions about the future of global free trade. Global trade disruption, significant introductions of trade barriers and bilateral trade frictions, together with any future downturns in the global economy resulting therefrom, could adversely affect the financial performance of the Fund and its investments.
Global Infrastructure Fund | Regulatory Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Regulatory Risk Legal and regulatory developments may adversely affect the Fund. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds and other financial institutions or products (such as banking or insurance products), and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund. The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the fund industry in general. These regulations or any laws and regulations that may be adopted in the future may restrict the Fund’s ability to engage in transactions or raise additional capital and/or increase overall expenses of the Fund. Additional legislative or regulatory actions may alter or impair certain market participants’ ability to utilize certain investment strategies and techniques. The Fund and the instruments in which it invests may be subject to new or additional regulatory constraints in the future. While the full extent of all of these regulations is still unclear, these regulations and actions may adversely affect both the Fund and the instruments in which the Fund invests and its ability to execute its investment strategy. For example, climate change regulation (such as decarbonization legislation, other mandatory controls to reduce emissions of greenhouse gases, or related disclosure requirements) could significantly affect the Fund or its investments by, among other things, increasing compliance costs or underlying companies’ operating costs and capital expenditures. Similarly, regulatory developments in other countries may have an unpredictable and adverse impact on the Fund.
Global Infrastructure Fund | Cyber Security Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cyber Security RiskWith the increased use of technologies such as the Internet and AI Technologies, and the dependence on computer systems to perform necessary business functions, the Fund and its service providers (including the Advisor and Subadvisors), and their own service providers, may be susceptible to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website or company system, misappropriating or releasing confidential information without authorization (including personal data), gaining unauthorized access to digital systems for purposes of misappropriating assets and causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service. New ways to carry out cyber-attacks continue to develop. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict, and geopolitical tensions may increase the scale and sophistication of deliberate cyber security attacks, particularly those from nation-states or from entities with nation-state backing. Successful cyber-attacks against, or security breakdowns of, the Fund, the Advisor, the Subadvisors, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders. Each of the Fund, the Advisor and the Subadvisors may have limited ability to detect, prevent or mitigate cyber-attacks or security or technology breakdowns affecting the Fund’s third-party service providers. While the Fund has established business continuity plans and systems designed to detect, prevent or reduce the impact of cyber-attacks, such plans and systems are subject to inherent limitations.
Global Infrastructure Fund | Shareholder Concentration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Shareholder Concentration Risk The Fund may have one or more large shareholders or a group of shareholders investing in classes of Fund shares indirectly through an account, platform or program sponsored by a financial institution. In addition, a large number of shareholders collectively may purchase or redeem Fund shares in large amounts rapidly or unexpectedly (collectively, such transactions are referred to as “large shareholder transactions”). Investment and asset allocation decisions by such financial institutions regarding the account, platform or program through which multiple shareholders invest may result in subscription and redemption decisions that have a significant impact on the assets, expenses and trading activities of the Fund. Such a decision may cause the Fund to sell assets (or invest cash) at disadvantageous times or prices, increase or accelerate taxable income and/or gains or transaction costs and may negatively affect the Fund’s NAV, performance, or ability to satisfy redemptions in a timely manner. The effects of taxable income and/or gains resulting from large shareholder transactions would particularly impact non-redeeming shareholders who do not hold their Fund shares in an IRA, 401(k) plan or other tax-advantaged plan. The Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. A number of circumstances may cause a Fund to experience large redemptions, such as changes in investors’ circumstances; changes in the eligibility criteria for a Fund or share class of the Fund; liquidations, reorganizations, repositionings, or other announced Fund events; or changes in investment objectives, strategies, policies, risks, or investment personnel.
Global Infrastructure Fund | Other Investment Companies Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Other Investment Companies Risk To the extent the Fund invests a portion of its assets in investment companies, including open-end funds, closed-end funds, exchange-traded funds (“ETFs”) and other types of pooled investment funds, those assets will be subject to the risks of the purchased investment funds’ portfolio securities, and a shareholder in the Fund will bear not only his or her proportionate share of the Fund’s expenses, but also indirectly the expenses of the purchased investment funds. Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment funds. Risks associated with investments in closed-end funds also generally include market risk, leverage risk, risk of market price discount from NAV, risk of anti-takeover provisions and non-diversification risk. In addition, restrictions under the 1940 Act may limit the Fund’s ability to invest in other investment companies to the extent desired. Rule 12d1-4 and other applicable rules under Section 12(d)(1) of the 1940 Act, permit an investment company to invest in other investment companies beyond the statutory limits, subject to certain conditions. This could affect the Fund’s ability to redeem its investments in other investment companies, make such investments less attractive, cause the Fund to incur losses, realize taxable gains distributable to shareholders, incur greater or unexpected expenses or experience other adverse consequences.
Global Infrastructure Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Total Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	rr_NetExpensesOverAssets	1.22%
1 Year	rr_ExpenseExampleYear01	$ 569
3 Years	rr_ExpenseExampleYear03	820
5 Years	rr_ExpenseExampleYear05	1,090
10 Years	rr_ExpenseExampleYear10	$ 1,861
2015	rr_AnnualReturn2015	(8.10%)
2016	rr_AnnualReturn2016	8.02%
2017	rr_AnnualReturn2017	18.90%
2018	rr_AnnualReturn2018	(4.40%)
2019	rr_AnnualReturn2019	24.26%
2020	rr_AnnualReturn2020	(1.66%)
2021	rr_AnnualReturn2021	16.36%
2022	rr_AnnualReturn2022	(5.21%)
2023	rr_AnnualReturn2023	2.08%
2024	rr_AnnualReturn2024	11.21%	[2]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return during this period:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2024
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return during this period:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.72%)
1 Year	rr_AverageAnnualReturnYear01	6.21%
5 Years	rr_AverageAnnualReturnYear05	3.29%
10 Years	rr_AverageAnnualReturnYear10	5.13%
Global Infrastructure Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Total Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	rr_NetExpensesOverAssets	1.87%
1 Year	rr_ExpenseExampleYear01	$ 290
3 Years	rr_ExpenseExampleYear03	588
5 Years	rr_ExpenseExampleYear05	1,011
10 Years	rr_ExpenseExampleYear10	2,190
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	190
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	588
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,011
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,190
1 Year	rr_AverageAnnualReturnYear01	9.54%
5 Years	rr_AverageAnnualReturnYear05	3.57%
10 Years	rr_AverageAnnualReturnYear10	4.93%
Global Infrastructure Fund | F
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[4]
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[4]
Management Fee	rr_ManagementFeesOverAssets	0.75%	[4]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[4]
Shareholder Service Fee	rr_Component1OtherExpensesOverAssets	none	[4]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%	[4]
Total Other Expenses	rr_OtherExpensesOverAssets	0.12%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%	[4]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[4]
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	rr_NetExpensesOverAssets	0.87%	[4],[5]
1 Year	rr_ExpenseExampleYear01	$ 89
3 Years	rr_ExpenseExampleYear03	278
5 Years	rr_ExpenseExampleYear05	482
10 Years	rr_ExpenseExampleYear10	$ 1,073
Global Infrastructure Fund | I
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fee	rr_Component1OtherExpensesOverAssets	0.08%	[6]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Total Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%	[7]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[7]
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	rr_NetExpensesOverAssets	0.87%	[7]
1 Year	rr_ExpenseExampleYear01	$ 89
3 Years	rr_ExpenseExampleYear03	293
5 Years	rr_ExpenseExampleYear05	516
10 Years	rr_ExpenseExampleYear10	$ 1,158
1 Year	rr_AverageAnnualReturnYear01	11.66%
5 Years	rr_AverageAnnualReturnYear05	4.62%
10 Years	rr_AverageAnnualReturnYear10	5.97%
Global Infrastructure Fund | R
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Service Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Total Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	rr_NetExpensesOverAssets	1.37%
1 Year	rr_ExpenseExampleYear01	$ 139
3 Years	rr_ExpenseExampleYear03	434
5 Years	rr_ExpenseExampleYear05	750
10 Years	rr_ExpenseExampleYear10	$ 1,646
1 Year	rr_AverageAnnualReturnYear01	11.06%
5 Years	rr_AverageAnnualReturnYear05	4.09%
10 Years	rr_AverageAnnualReturnYear10	5.45%
Global Infrastructure Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Total Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	rr_NetExpensesOverAssets	0.87%
1 Year	rr_ExpenseExampleYear01	$ 89
3 Years	rr_ExpenseExampleYear03	278
5 Years	rr_ExpenseExampleYear05	482
10 Years	rr_ExpenseExampleYear10	$ 1,073
1 Year	rr_AverageAnnualReturnYear01	11.60%
5 Years	rr_AverageAnnualReturnYear05	4.61%
10 Years	rr_AverageAnnualReturnYear10	5.98%
Global Infrastructure Fund | Return After Taxes on Distributions | A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.84%
5 Years	rr_AverageAnnualReturnYear05	2.55%
10 Years	rr_AverageAnnualReturnYear10	4.30%
Global Infrastructure Fund | Return After Taxes on Distributions and Sale of Fund Shares | A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.40%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	3.92%
Global Infrastructure Fund | Linked Global Infrastructure Index (net) (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.53%
5 Years	rr_AverageAnnualReturnYear05	3.25%
10 Years	rr_AverageAnnualReturnYear10	5.61%
Global Infrastructure Fund | MSCI World Index (net) (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.67%
5 Years	rr_AverageAnnualReturnYear05	11.16%
10 Years	rr_AverageAnnualReturnYear10	9.95%
Global Infrastructure Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.02%
5 Years	rr_AverageAnnualReturnYear05	14.52%
10 Years	rr_AverageAnnualReturnYear10	13.10%

[1]	There is a contingent deferred sales charge (“CDSC”) of 1.00% on purchases of $1 million or more of Class A shares, which applies if redemption occurs within one year from purchase.
[2]	The annual total returns for Class C, I, R and Z shares of the Fund are substantially similar to the annual total returns of Class A shares because the assets of all classes are invested in the same portfolio of securities. The annual total returns differ only to the extent that the classes do not have the same expenses. Class F shares are currently not available for purchase.
[3]	For Class C shares, the maximum deferred sales charge does not apply after one year.
[4]	Class F shares are currently not available for purchase.
[5]	The total annual fund operating expenses for Class F shares are estimated.
[6]	The maximum shareholder service fee for Class I shares is 0.10%.
[7]	Cohen & Steers Capital Management, Inc., the Fund’s investment advisor (the “Advisor”), has contractually agreed to waive its fee and/or reimburse the Fund’s Class I shareholder service fee through June 30, 2026, up to the maximum shareholder service fee of 0.10%. This contractual agreement can only be amended or terminated by agreement of the Fund’s Board of Directors and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.